Accounts payable and accrued liabilities (Q2) (Details) - USD ($)	Jan. 31, 2025	Nov. 06, 2024	Sep. 05, 2024	Jul. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 1,181,554		$ 39,527	$ 5,503,968
Accrued liabilities	5,394,189			492,925
Excise taxes payable	2,410,973			0
Income taxes payable	99,256			101,009
Accounts payable and accrued liabilities	$ 9,085,972	$ 10,523,400		$ 6,097,902